Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 31,
(in thousands)	2019	2018
Leasehold improvements	$350	$322
Manufacturing equipment	1,550	1,435
Computer and office equipment	9,101	9,119
Furniture and fixtures	136	123
Equipment under lease	6,652	6,529
Transportation equipment	67	67
Total	17,856	17,595
Less accumulated depreciation	(16,040)	(13,952)
Construction in progress	744	62
Property and equipment, net (1)	$2,560	$3,705